SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 610255	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting in accordance with generally accepted accounting principles in the United States of America (“GAAP”).

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties
The Plan utilizes various investment options, which include investments in the Master Trust, in any combination of equities, fixed income securities, mutual funds, common collective trusts, synthetic guaranteed investment contracts ("GICs"), currency and commodities, futures, forwards, options and swaps. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk and overall market volatility. Market risks include global events which could impact the value of investment securities, such as a pandemic, international conflict, trade wars or tariffs. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such change could materially affect participants’ account balances and the amounts reported in the financial statements.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan's investments are stated at fair value, except for fully benefit-responsive investment contracts held in the Master Trust, which are reported at contract value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Common stocks are valued at the year-end market price of the common stocks. The mutual funds, included in the participant-directed brokerage account investments, consist of shares of registered investment companies comprised of equity and fixed income funds and are valued at the net asset value of shares held by the Plan at year-end. Units held in common collective trusts ("CCTs") are valued at the net asset value as reported by the CCTs' trustee as a practical expedient to estimate fair value.
This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment adviser reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.
Net appreciation (depreciation) includes the Plan's gains and losses on investments bought and sold as well as held during the year.
Purchases and sales of investments are recorded on a trade-date basis. Realized gains and losses on the sale of common stocks are based on average cost of the securities sold. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Capital gain distributions are included in dividend income.

Contributions
Contributions
Contributions from Plan participants and the related matching contribution and Retirement Savings Contributions are recorded in the year when the contributions from plan participants are withheld from compensation.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan document.

Payment of Benefits
Payment of Benefits
Benefit payments to participants are recorded upon distribution. Amounts allocated to accounts of persons who have elected to withdraw from the Plan, but have not yet been paid, were $5,288,379 and $962,718 at December 31, 2025 and 2024, respectively.